CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Other	Technology contribution	Employee	Consultants	Accounts Payable	Convertible Notes Payable And Accrued Interest	Subscriptions Receivables	Employees, Consultants and Directors	Cash	Convertible Debt	Convertible Notes	Preferred Stock	Notes payable and accrued interest	Members Equity(Deficiency)	Members Equity(Deficiency) Other	Members Equity(Deficiency) Technology contribution	Members Equity(Deficiency) Employee	Members Equity(Deficiency) Consultants	Members Equity(Deficiency) Accounts Payable	Members Equity(Deficiency) Convertible Notes Payable And Accrued Interest	Deferred Compensation	Deficit Accumulated During the Development Stage	Deficit Accumulated During the Development Stage Cash	Deficit Accumulated During the Development Stage Reverse merger	Deficit Accumulated During the Development Stage Convertible Notes	Deficit Accumulated During the Development Stage Transaction 01	Deficit Accumulated During the Development Stage Preferred Stock	Deficit Accumulated During the Development Stage Transaction 02	Deficit Accumulated During the Development Stage Notes payable and accrued interest	Deficit Accumulated During the Development Stage Preferred Stock A	Deficit Accumulated During the Development Stage Preferred Stock B	Common Stock	Common Stock Accounts Payable	Common Stock Convertible Notes Payable And Accrued Interest	Common Stock Subscriptions Receivables	Common Stock Investor	Common Stock Cash	Common Stock Convertible Debt	Common Stock Reverse merger	Additional Paid-In Capital	Additional Paid-In Capital Consultants	Additional Paid-In Capital Accounts Payable	Additional Paid-In Capital Convertible Notes Payable And Accrued Interest	Additional Paid-In Capital Subscriptions Receivables	Additional Paid-In Capital Investor	Additional Paid-In Capital Employees, Consultants and Directors	Additional Paid-In Capital Cash	Additional Paid-In Capital Convertible Debt	Additional Paid-In Capital Reverse merger	Additional Paid-In Capital Convertible Notes	Additional Paid-In Capital Transaction 01	Additional Paid-In Capital Preferred Stock	Additional Paid-In Capital Transaction 02	Additional Paid-In Capital Notes payable and accrued interest	Additional Paid-In Capital Preferred Stock A	Additional Paid-In Capital Preferred Stock B	Preferred Stock A	Preferred Stock A Cash	Preferred Stock A Reverse merger	Preferred Stock A Convertible Notes	Preferred Stock A Transaction 01	Preferred Stock A	Preferred Stock B	Preferred Stock B Preferred Stock	Preferred Stock B Transaction 02	Preferred Stock B Notes payable and accrued interest	Preferred Stock B
Beginning Balance at Jan. 21, 1997
Equity contributions		$ 1,143,487	$ 4,550,000													$ 1,143,487	$ 4,550,000
Subscriptions receivable	440,000														440,000
Net loss	(5,256,012)																						(5,256,012)
Ending Balance at Dec. 31, 1997	877,475														6,133,487								(5,256,012)
Equity contributions	2,518,236														2,518,236
Equity issued to consultants	1,671														1,671
Subscriptions receivable	50,000														50,000
Net loss	(1,867,348)																						(1,867,348)
Ending Balance at Dec. 31, 1998	1,580,034														8,703,394								(7,123,360)
Equity contributions	1,382,872														1,382,872
Equity issued to consultants	88,363														88,363
Recognition of deferred compensation															47,001							(47,001)
Amortization of deferred compensation	15,667																					15,667
Subscriptions receivable	100,000														100,000
Net loss	(3,066,388)																						(3,066,388)
Ending Balance at Dec. 31, 1999	100,548														10,321,630							(31,334)	(10,189,748)
Equity contributions	14,407,916														14,407,916
Equity issued to consultants	1,070,740														1,070,740
Warrants issued to consultants	468,526														468,526
Recognition of deferred compensation															27,937							(27,937)
Amortization of deferred compensation	46,772																					46,772
Net loss	(10,753,871)																						(10,753,871)
Ending Balance at Dec. 31, 2000	5,340,631														26,296,749							(12,499)	(20,943,619)
Equity contributions	13,411,506														13,411,506
Equity issued to consultants	161,073														161,073
Options issued				2,847														2,847
Fees incurred in raising capital	(1,206,730)														(1,206,730)
Amortization of deferred compensation	12,499																					12,499
Net loss	(15,392,618)																						(15,392,618)
Ending Balance at Dec. 31, 2001	2,329,208														38,665,445								(36,336,237)
Equity contributions	6,739,189														6,739,189
Equity issued to consultants	156,073														156,073
Options issued				2,847	176,250													2,847	176,250
Fees incurred in raising capital	(556,047)														(556,047)
Forgiveness of loan receivable in exchange for equity	(1,350,828)														(1,350,828)
Net loss	(11,871,668)																						(11,871,668)
Ending Balance at Dec. 31, 2002	(4,374,976)														43,832,929								(48,207,905)
Equity contributions	4,067,250														4,067,250
Equity issued to consultants	16,624														16,624
Options issued					65,681														65,681
Change in fair value of management units	2,952,474														2,952,474
Fees incurred in raising capital	(343,737)														(343,737)
Forgiveness of loan receivable in exchange for equity	(281,340)														(281,340)
Net loss	(6,009,283)																						(6,009,283)
Ending Balance at Dec. 31, 2003	(3,907,307)														50,309,881								(54,217,188)
Equity contributions	512,555														512,555
Change in fair value of management units	(2,396,291)														(2,396,291)
Fees incurred in raising capital	(80,218)														(80,218)
Net loss	(1,096,683)																						(1,096,683)
Ending Balance at Dec. 31, 2004	(6,967,944)														48,345,927								(55,313,871)
Equity contributions	92,287														92,287
Change in fair value of management units	(14,551)														(14,551)
Fees incurred in raising capital	(92,287)														(92,287)
Reorganization from LLC to "C" Corporation (in shares)																																	4,829,120
Reorganization from LLC to "C" Corporation															(49,219,260)																		4,829								49,214,431
Issuance of common stock						836,319	51,565													836,319	51,565
Net loss	(3,665,596)																						(3,665,596)
Ending Balance at Dec. 31, 2005	(9,760,207)																						(58,979,467)										4,829								49,214,431
Ending Balance (in shares) at Dec. 31, 2005																																	4,829,120
Issuance of common stock (in shares)																																		778,274	10,000,000	240,929	100,000
Issuance of common stock						587,814	1,000,000	799,885																										779	10,000	241	100						587,035	990,000	799,644	(100)
Conversion of stock (in shares)																																							5,170,880	(240,929)																				799,885
Conversion of stock											11,382,110														(30,753)														5,171	(241)									11,376,939	30,194										800
Issuance of stock options to employees, consultants and directors									143,352																																						143,352
Issuance of Preferred Stock (in shares)																																																											5,300,000		1,000,000
Issuance of preferred stock										5,300,000		1,000,000												(235,443)		(205,640)																						5,530,143			1,204,640								5,300		1,000
Cost of raising capital associated with issuance of preferred stock	(620,563)																																								(620,563)
Shares held by original stockholders of Parent immediately prior to merger (in shares)																																	3,750,000
Shares held by original stockholders of Parent immediately prior to merger																																	3,750								(3,750)
Issuance of Preferred Stock as dividends (in shares)																																																										303,700
Issuance of Preferred Stock as dividends																							(303,700)																		303,397																	303
Issuance of warrants					9,883	192,311																																				9,883	192,311
Net loss	(7,671,580)																						(7,671,580)
Ending Balance at Dec. 31, 2006	2,363,005																						(67,426,583)										24,629								69,757,556																	7,403
Ending Balance (in shares) at Dec. 31, 2006																																	24,628,274																									7,403,585
Issuance of common stock (in shares)																																		11,501
Issuance of common stock						23,002																												11									22,991
Conversion of stock (in shares)																																	405,157																									(506,446)
Conversion of stock																																	405								101																	(506)
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event (in shares)																																																										1,122,369
Issuance of Series A Preferred Stock as dividends and settlement of dividends/penalties payable in connection with non-registration event	361,496																						(760,872)																		1,121,246																	1,122
Issuance of stock options to employees, consultants and directors									498,955																																						498,955
Net loss	(3,350,754)																						(3,350,754)
Ending Balance at Dec. 31, 2007	(104,296)																						(71,538,209)										25,045								71,400,849																	8,019
Ending Balance (in shares) at Dec. 31, 2007																																	25,044,932																									8,019,508
Stock based compensation - employees, consultants and directors	363,563																																								363,563
Issuance of warrants	40,354																																								40,354
Conversion of stock (in shares)																																	218,585																									(56,832)
Conversion of stock																																	219								(162)																	(57)
Issuance of Preferred Stock (in shares)																																																																	52,931.47
Issuance of preferred stock													5,293,148															(364,747)																									5,657,842												53
Issuance of Preferred Stock as dividends (in shares)																																																														830,384				2,627.17
Issuance of Preferred Stock as dividends																											(277,918)		(262,717)																							277,087		262,715								831				2
Cost of raising capital associated with issuance of Series B Preferred Stock	(215,398)																																								(215,398)
Net loss	(3,017,890)																						(3,017,890)
Ending Balance at Dec. 31, 2008	2,359,481																						(75,461,481)										25,264								77,786,850																	8,793						55
Ending Balance (in shares) at Dec. 31, 2008																																	25,263,517																									8,793,060						55,558.64
Stock based compensation - employees, consultants and directors	236,705																																								236,705
Issuance of warrants	14,885																																								14,885
Exercise of warrants (in shares)																																																																13,357.52
Exercise of warrants	1,335,754																																								1,335,741																							13
Conversion of stock (in shares)																																	41,111,339																									(3,326,857)						(6,628.55)			576.05
Conversion of stock														57,605																(6,704)			41,111								(37,779)														64,308			(3,326)						(6)			1
Issuance of Preferred Stock as dividends (in shares)																																																															789,610					5,860.22
Issuance of Preferred Stock as dividends																															(111,598)	(586,023)																								110,809	586,017						789					6
Net loss	(2,736,715)																						(2,736,715)
Ending Balance at Dec. 31, 2009	1,267,715																						(78,902,521)										66,375								80,097,536																	6,256						69
Ending Balance (in shares) at Dec. 31, 2009																																	66,374,856																									6,255,813						68,723.88
Stock based compensation - employees, consultants and directors	149,325																																								149,325
Issuance of common stock (in shares)																																						7,174,186
Issuance of common stock										749,999																												7,174										742,825
Conversion of stock (in shares)																																	47,824,298																									(1,019,563)						(13,983.58)
Conversion of stock																																	47,824								(46,790)																	(1,020)						(14)
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible notes	306,805																																								306,805
Cost of raising capital (in shares)																																	1,465,071
Cost of raising capital	(49,560)																																1,465								(51,025)
Issuance of Preferred Stock as dividends (in shares)																																																															590,159					6,232.81
Issuance of Preferred Stock as dividends																															(168,582)	(2,008,882)																								167,992	2,008,876						590					6
Net loss	(2,908,865)																						(2,908,865)
Ending Balance at Dec. 31, 2010	(484,581)																						(83,988,850)										122,838								83,375,544																	5,826						61
Ending Balance (in shares) at Dec. 31, 2010																																	122,838,411																									5,826,409						60,973.11
Stock based compensation - employees, consultants and directors	508,069																																								508,069
Exercise of warrants (in shares)																																	6,013,478
Exercise of warrants																																	6,014								(6,014)
Issuance of common stock (in shares)																																	17,335,942
Issuance of common stock	2,643,767																																17,336								2,626,431
Conversion of convertible notes to common (in shares)																																	14,833,310
Conversion of convertible notes to common	1,483,330																																14,833								1,468,497
Conversion of stock (in shares)																																	11,115,042																									(4,645,411)						(13.18)
Conversion of stock																																	11,115								(6,470)																	(4,645)
Relative fair value of warrants and beneficial conversion feature in connection with issuance of convertible notes	1,250,000																																								1,250,000
Exercise of stock options (in shares)																																	146,875
Exercise of stock options	5,141																																147								4,994
Issuance of Preferred Stock as dividends (in shares)																																																															230,866					4,687.45
Issuance of Preferred Stock as dividends																															(66,844)	(2,287,584)																								66,613	2,287,579						231					5
Net loss	(4,284,693)																						(4,284,693)
Ending Balance at Sep. 30, 2011	$ 1,121,033																						$ (90,627,971)										$ 172,283								$ 91,575,243																	$ 1,412						$ 66
Ending Balance (in shares) at Sep. 30, 2011																																	172,283,058																									1,411,864						65,647.38